Loans and Related Allowance for Credit Losses, Nonaccrual Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 7,730	$ 8,256
Total Nonaccrual loans without related allowance for credit losses	1,947	2,313
Recognized interest income	249	260
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	4,618	4,914
Total Nonaccrual loans without related allowance for credit losses	60	266
Recognized interest income	54	46
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	763	662
Nonaccrual loans without related allowance for credit losses	2	149
Recognized interest income	29	17
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	3,771	4,188
Nonaccrual loans without related allowance for credit losses	41	107
Recognized interest income	25	29
Total Commercial [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual lease financing	84	64
Nonaccrual lease financing without related allowance for credit losses	17	10
Recognized interest income	0	0
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	3,112	3,342
Nonaccrual loans without related allowance for credit losses	1,887	2,047
Recognized interest income	195	214
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	2,991	3,192
Nonaccrual loans without related allowance for credit losses	1,887	2,047
Recognized interest income	177	192
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Mortgage loans in process of foreclosure, amount	705	837
Total Consumer [Member] | Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	89	115
Nonaccrual loans without related allowance for credit losses	0	0
Recognized interest income	14	18
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	32	35
Nonaccrual loans without related allowance for credit losses	0	0
Recognized interest income	4	4
Total Consumer [Member] | Government guaranteed mortgage loans upon foreclosure receivable [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Mortgage loans in process of foreclosure, amount	$ 540	$ 660